Above / Below Market Acquired Charters (Tables)	6 Months Ended
Jun. 30, 2025
Above Below Market Acquired Charters
Above / Below market acquired time charters (Table)

	Above market acquired charters	Below market acquired charters
Carrying amount as at January 1, 2025	$101,574	$(75,659)
(Amortization) / accretion	(17,307)	6,764
Carrying amount as at June 30, 2025	$84,267	$(68,895)

Above / Below market acquired time charters - Amortization Schedule (Table)

For the year ending June 30,	Above market acquired charters	Below market acquired charters
2026	$34,901	$(13,512)
2027	12,228	(13,512)
2028	7,471	(13,549)
2029	7,451	(13,512)
2030	7,451	(7,658)
Thereafter	14,765	(7,152)
Total	$84,267	$(68,895)